REVENUES	6 Months Ended
Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue
REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$18	$765	$851	$1,112	$8,637	$682	$2	$12,067
Other revenue	—	1,029	47	32	41	4	56	1,209
	$18	$1,794	$898	$1,144	$8,678	$686	$58	$13,276

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$81	$1,448	$1,777	$2,189	$16,712	$1,138	$2	$23,347
Other revenue	—	2,222	60	68	81	7	122	2,560
	$81	$3,670	$1,837	$2,257	$16,793	$1,145	$124	$25,907

b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$326	$11	$63	$7,190	$682	$2	$8,274
Services transferred over a period of time	18	439	840	1,049	1,447	—	—	3,793
	$18	$765	$851	$1,112	$8,637	$682	$2	$12,067

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$580	$41	$125	$13,695	$1,138	$2	$15,581
Services transferred over a period of time	81	868	1,736	2,064	3,017	—	—	7,766
	$81	$1,448	$1,777	$2,189	$16,712	$1,138	$2	$23,347

Remaining Performance Obligations
In our construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order, or letter of intent. The total backlog equates to approximately two years of activity.
In our asset management, infrastructure and renewable power businesses, revenue is generally recognized as invoiced for contracts recognized over a period of time as the amounts invoiced are commensurate with the value provided to the customers.